Business Combinations - Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Other assets – non-current	$ 16,920	$ 12,806
Goodwill	$ 2,076,347	$ 1,976,851	$ 2,023,402